UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Bruce A. Rosenblum
Artisan Funds, Inc.	Bell, Boyd & Lloyd LLP
875 East Wisconsin Avenue, #800	1615 L Street, N.W., #1200
Milwaukee, Wisconsin 53202	Washington, DC 20036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/07

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2007

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 96.4%

BAHRAIN - 0.4%
Investcorp Bank B.S.C. (DR)(1)(2)(3)	1,675	$42,712

BRAZIL - 15.3%
American Banknote SA	5,500	63,639
Banco Itau Holding Financeira SA, Preferred(3)	3,200	142,665
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Preferred(3)	2,050,000	79,704
Companhia Energetica de Minas Gerais- CEMIG, Preferred(3)	4,100	87,229
Companhia Vale do Rio Doce	8,000	357,408
Duratex S.A., Preferred(3)	2,400	69,051
EDP - Energias do Brasil SA	3,900	80,062
Empresa Brasileira de Aeronautica S.A.	9,900	120,196
Petroleo Brasileiro S.A.	12,700	386,991
Rodobens Negocios Imobiliarios SA	6,300	85,731
Tim Participacoes S.A., Preferred(3)	21,500,000	74,342
Unibanco - Uniao de Bancos Brasileiros S.A. (Unit)(3)	9,500	108,051
Votorantim Celulose e Papel S.A., Preferred(3)	2,800	63,432

		1,718,501

CHILE - 0.8%
Compania Cervecerias Unidas S.A. (DR)(3)	2,300	84,801

CHINA - 10.1%
Acorn International Inc. (DR)(2)	6,277	151,841
Chaoda Modern Agriculture (Holdings) Limited	124,000	95,943
China Huiyuan Juice Group Limited(2)	54,500	64,124
China Mobile Ltd.	24,500	263,512
GOME Electrical Appliances Holdings Limited	64,888	99,583
Mindray Medical International Limited, Class A (DR)	2,800	85,484
New Oriental Education & Technology Group, Inc. (DR)(2)	2,483	133,387
Weichai Power Co., Ltd., H Shares	9,400	60,950
Zhuzhou CSR Times Electric Co., Ltd., H Shares	105,000	179,942

		1,134,766

COLOMBIA - 0.4%
Suramericana de Inversiones S.A.	5,225	49,196

EGYPT - 4.1%
Egyptian Financial Group-Hermes Holding(1)	11,033	88,322
El Sewedy Cables Holding Company(1)(2)(3)	4,525	65,142
Ghabbour Auto(1)(2)(3)(4)	3,946	26,161
Orascom Construction Industries(1)	1,519	99,532
Orascom Telecom Holding SAE(1)	7,075	90,841
Telecom Egypt(1)	29,056	89,529

		459,527

HONG KONG - 2.9%
Belle International Holdings Limited(2)	66,000	72,844
Huabao International Holdings Limited	120,000	115,869
Samson Holding Ltd.	129,000	66,816
Tingyi (Cayman Islands) Holding Corporation	56,000	64,672

		320,201

INDIA - 3.3%
Bajaj Hindusthan Limited	18,615	77,446
Dr. Reddy’s Laboratories Limited	5,397	87,243
Jaiprakash Associates Ltd.	5,278	96,341
Punjab National Bank Limited	2,720	36,619
Wockhardt Limited	7,019	66,457

		364,106

INDONESIA - 0.9%
PT Telekomunikasi Indonesia, Series B	95,500	104,115

ISRAEL - 2.1%
Strauss Group Ltd.(1)	4,129	49,193
Teva Pharmaceutical Industries Ltd.(1)	4,429	182,867

		232,060

LEBANON - 0.4%
SOLIDERE (DR)(1)(2)(3)	3,000	49,140

MEXICO - 4.7%
Consorcio ARA, S.A. de C.V.	67,900	109,359
Fomento Economico Mexicano SAB, Series UBD	32,500	127,401
Grupo Aeroportuario del Pacifico SA de CV, Class B	14,300	70,669
Grupo Financiero Banorte S.A.B. de C.V.	21,900	100,302
Grupo Televisa S.A., Series CPO	21,600	119,361

		527,092

NETHERLANDS - 1.5%
Kardan NV	4,734	82,589
Plaza Centers (Europe) BV(2)	22,129	88,874

		171,463

PAKISTAN - 0.6%
Pakistan Telecommunication Company Limited, Class A	64,500	60,799

PHILIPPINES - 1.2%
Manila Water Company	242,000	65,405
Philippine Long Distance Telephone Company	1,260	72,195

		137,600

POLAND - 1.2%
Polski Koncern Naftowy Orlen S.A.(2)	6,986	137,882

RUSSIA - 6.7%
Comstar United Telesystems (DR)(3)	9,600	88,800
LUKOIL (DR)(3)	3,124	238,049
Mining and Metallurgical Company Norilsk Nickel (DR)(3)	732	162,504
Mobile TeleSystems (DR)(3)	1,690	102,363
PIK Group (DR)(1)(2)(3)	2,040	51,000
VTB Bank OJSC (DR)(1)(2)(3)	9,496	104,266

		746,982

SOUTH AFRICA - 6.9%
Ellerine Holdings Limited	8,272	81,579
Gold Fields Limited	8,596	133,060
Harmony Gold Mining Company Limited(2)	6,048	85,806
Impala Platinum Holdings Limited	4,479	136,889
Reunert Limited	8,163	87,665
Sasol	4,391	165,264
Telkom South Africa Limited	3,237	81,709

		771,972

SOUTH KOREA - 13.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,890	106,995
GS Engineering & Construction Corp.	748	89,467
Hyundai Development Company	1,094	77,919
Hyundai Motor Company	1,911	151,002
Kookmin Bank	2,326	204,187
Korean Air Lines Co., Ltd.	1,237	70,295
LG Telecom Ltd.(2)	5,745	63,740
MegaStudy Co., Ltd.	346	67,413
Samsung Electronics Co., Ltd.	649	397,612
Shinhan Financial Group Co., Ltd.	2,426	147,579
Shinsegae Co., Ltd.	160	104,259

		1,480,468

SWEDEN - 0.5%
West Siberian Resources Ltd (DR)(2)	64,000	57,551

TAIWAN - 11.4%
Acer Inc.	52,160	106,332
AU Optronics Corp.	52,000	88,602
Cathay Financial Holding Co., Ltd.	56,088	133,965
Chinatrust Financial Holding Company Ltd.	124,440	96,929
Far Eastern Textile Ltd.	107,740	110,310
Hon Hai Precision Industry Co., Ltd.	29,200	252,322
Taishin Financial Holdings Co., Ltd.(2)	258,000	142,479
Taiwan Fertilizer Co., Ltd.	29,000	60,884
Taiwan Semiconductor Manufacturing Company Ltd.	134,668	290,512

		1,282,335

THAILAND - 3.2%
Bumrungrad Hospital Public Company Limited (DR)(3)	40,700	56,290
Krung Thai Bank Public Company Limited (DR)(3)	182,400	61,813
The Siam Cement Public Company Limited (DR)(3)	11,700	88,110
Siam Commercial Bank Public Company Limited (DR)(3)	37,700	79,713
Total Access Communication Public Company Limited(2)	58,600	75,594

		361,520

TURKEY - 3.5%
Akcansa Cimento A.S.	9,050	55,507
Tofas Turk Otomobil Fabrikasi AS	13,654	66,059
Tupras-Turkiye Petrol Rafinerileri A.S.	3,658	87,792
Turk Sise ve Cam Fabrikalari AS	18,961	78,011
Turkcell Iletisim Hizmetleri AS	14,682	98,999

		386,368

UNITED KINGDOM - 1.1%
Anglo American PLC	2,155	127,444

Total common and preferred stocks (Cost $8,687,538)		10,808,601

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.8%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 6/29/07, due 7/2/07, maturity value $90,038, collateralized by $93,788 market value Federal Home Loan Bank Note, 4.375%, due 9/17/10 (Cost $90,000)	$90,000	$90,000

Total investments - 97.2% (Cost $8,777,538)		10,898,601

Other assets less liabilities - 2.8%		314,765

Total net assets - 100.0%(5)		$11,213,366

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $938,705 or 8.4% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Shares of this security were restricted as of June 30, 2007. Shares were acquired through a 144A private placement on June 26, 2007, for $6.63 per share and at a total cost of $26,161. The carrying value per share and the total value of shares held at June 30, 2007 were $6.63 and $26,161, respectively. The security began trading publicly on July 9, 2007. See the Fund’s Statement of Additional Information for further information regarding 144A securities.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR)	Depository Receipt

PORTFOLIO DIVERSIFICATION - JUNE 30, 2007

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,425,016	12.7%
Consumer Staples	747,543	6.7
Energy	1,073,529	9.6
Financials	1,761,261	15.7
Healthcare	478,341	4.3
Industrials	1,329,588	11.8
Information Technology	1,223,045	10.9
Materials	1,271,044	11.3
Telecommunication Services	1,266,538	11.3
Utilities	232,696	2.1

Total common and preferred stocks	10,808,601	96.4
Short-term investments	90,000	0.8

Total investments	10,898,601	97.2
Other assets less liabilities	314,765	2.8

Total net assets	$11,213,366	100.0%

CURRENCY EXPOSURE - JUNE 30, 2007

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$1,718,501	15.8%
British pound	216,318	2.0
Colombian peso	49,196	0.4
Egyptian pound	459,527	4.2
Euro	82,589	0.8
Hong Kong dollar	1,084,255	9.9
Indian rupee	364,106	3.3
Indonesian rupiah	104,115	1.0
Israeli shekel	232,060	2.1
Mexican peso	527,092	4.8
Pakistani rupee	60,799	0.6
Philippine peso	137,600	1.3
Polish zloty	137,882	1.3
South African rand	771,972	7.1
South Korean won	1,480,468	13.6
Swedish krona	57,551	0.5
Taiwan dollar	1,282,335	11.8
Thai baht	285,926	2.6
Turkish lira	386,368	3.5
US dollar	1,459,941	13.4

Total investments	$10,898,601	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2007

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 99.0%

ARGENTINA - 0.7%
Tenaris S.A.	2,639,580	$65,020,181
Tenaris S.A. (DR)(1)	1,063,700	52,078,752

		117,098,933

AUSTRALIA - 0.9%
Publishing & Broadcasting Limited	9,238,950	153,522,585

AUSTRIA - 0.7%
Wiener Staedtische Versicherung AG	1,590,818	113,683,223

BELGIUM - 2.2%
Dexia SA	5,666,827	178,015,187
Fortis	4,733,668	202,005,747
Umicore	9,324	2,035,156

		382,056,090

BRAZIL - 0.4%
Vivo Participacoes S.A., Preferred (DR)(1)	13,449,768	67,383,338

CANADA - 2.1%
Cameco Corporation	741,000	37,598,340
Canadian Pacific Railway Limited	2,341,384	161,134,047
Nortel Networks Corporation(2)	6,241,900	150,117,695

		348,850,082

CHINA - 8.7%
China Construction Bank	165,124,900	113,402,997
China High Speed Transmission Equipment Group Co., Ltd.(1)(2)(3)	274,000	250,602
China Life Insurance Co., Limited	57,212,500	205,605,593
China Merchants Holdings International Company Limited	38,801,000	187,573,895
China Mobile Ltd.	20,342,700	218,797,456
China Netcom Group Corporation (Hong Kong) Limited	63,544,700	175,537,845
China Petroleum and Chemical Corporation	14,708,000	16,289,554
China Resources Land Limited	110,339,600	165,102,993
China Unicom Limited	188,297,500	324,136,018
Denway Motors Limited	134,613,200	63,181,712

		1,469,878,665

DENMARK - 0.6%
A P Moller - Maersk A/S, Series B(1)	8,181	98,944,511

FINLAND - 2.4%
Fortum Oyj	12,897,938	404,820,962

FRANCE - 11.6%
Alstom(2)	1,572,266	264,337,943
Bouygues SA	4,748,738	399,706,053
Carrefour SA	3,310,452	233,614,761
Electricite de France	3,378,522	367,092,975
LVMH Moet Hennessy Louis Vuitton SA	2,146,061	248,458,161
Technip SA	2,776,889	230,388,583
Vinci SA	3,025,374	227,173,402

		1,970,771,878

GERMANY - 15.8%
Allianz SE	1,960,679	460,652,210
Bayer AG	3,601,182	273,432,347
Celesio AG	218,536	14,238,723
DaimlerChrysler AG	2,789,215	258,931,421
Deutsche Post AG	7,782,452	253,111,677
Deutsche Telekom AG	10,966,949	203,203,522
Fraport AG	2,722,657	194,861,633
IVG Immobilien AG	1,234,066	48,320,206
Linde AG	1,736,439	209,753,741
RWE AG	1,375,294	147,031,240

Siemens AG	1,148,548	165,663,211
United Internet AG	3,916,367	82,000,340
Wacker Chemie AG	1,531,405	362,718,802

		2,673,919,073

HONG KONG - 5.0%
The Bank of East Asia, Ltd.	21,262,400	119,375,302
Hutchison Whampoa Limited	19,473,800	193,388,143
MTR Corporation Limited	5,025,600	11,941,842
NWS Holdings Limited	38,262,246	95,518,601
Sun Hung Kai Properties Limited	17,448,400	210,205,556
Swire Pacific Limited, Class A	18,441,777	206,017,140
Tencent Holdings Limited	2,569,600	10,335,318

		846,781,902

ITALY - 3.1%
Hera SpA	7,126,550	29,876,699
Intesa Sanpaolo	17,459,232	130,674,915
Mediobanca S.p.A.	5,866,402	133,866,328
UniCredito Italiano SpA	25,603,723	229,751,633

		524,169,575

JAPAN - 12.2%
Chugai Pharmaceutical Co., Ltd.	5,861,100	105,440,296
Credit Saison Co., Ltd.(4)	9,277,300	241,869,100
JAPAN TOBACCO INC.	52,177	257,653,734
Jupiter Telecommunications Co., Ltd.(2)	226,001	187,225,194
KEYENCE CORPORATION	251,350	54,975,476
KIRIN BREWERY COMPANY, LIMITED	6,494,500	97,213,105
Mitsubishi Estate Company Ltd.	4,630,400	125,984,487
Mitsubishi Heavy Industries, Ltd.	53,402,100	343,074,608
Mitsui Fudosan Co., Ltd.	4,188,900	117,714,469
NTT Data Corporation	20,959	99,581,848
ORIX Corporation	965,760	254,529,235
TOKYU LAND CORPORATION	6,309,100	67,279,986
Urban Corporation	6,730,500	122,720,589

		2,075,262,127

LUXEMBOURG - 0.5%
RTL Group	767,688	88,275,709

MEXICO - 1.2%
Grupo Televisa S.A. (DR)(1)	7,603,329	209,927,914

NETHERLANDS - 1.8%
ASML Holding N.V.(1)(2)	10,178,336	282,405,144
ASML Holding N.V., NY Shares(2)	968,374	26,581,866

		308,987,010

NORWAY - 2.6%
Orkla ASA	6,800,267	129,156,582
Renewable Energy Corp AS(2)	2,359,200	92,016,381
SeaDrill Ltd.(2)	10,342,605	223,182,575

		444,355,538

RUSSIA - 3.7%
LUKOIL (DR)(1)	3,548,022	270,359,276
Mining and Metallurgical Company Norilsk Nickel (DR)(1)	253,744	56,331,168
NovaTek OAO (DR)	833,085	43,320,420
OAO TMK (DR)(1)(3)	1,053,442	38,440,099
RAO Unified Energy System (DR)(1)(2)	1,691,783	228,813,651

		637,264,614

SOUTH AFRICA - 0.8%
MTN Group Limited	6,571,374	89,632,890
Naspers Limited	1,556,809	40,090,448

		129,723,338

SOUTH KOREA - 4.1%
Hana Financial Group Inc.	3,928,484	191,565,951
Kookmin Bank	3,603,853	316,363,564
NHN Corp.(2)	1,064,284	194,113,605

		702,043,120

SPAIN - 2.2%
Bolsas y Mercados Espanoles	325,872	19,163,675
Gamesa Corporacion Tecnologica, S.A.	5,158,872	188,521,322
Industria de Diseno Textil, S.A.	2,733,417	161,928,912

		369,613,909

SWITZERLAND - 10.2%
Adecco SA	2,163,925	168,206,859
Nestle SA	1,055,311	402,599,203
Roche Holding AG(1)	354,629	70,954,832
Roche Holding AG - Genussscheine	1,405,284	250,109,490
Swiss Re	3,426,805	313,925,075
UBS AG	8,631,333	520,070,494

		1,725,865,953
UNITED KINGDOM - 5.5%
Lloyds TSB Group plc	24,239,567	270,635,730
National Grid PLC	20,594,848	305,211,178
Standard Chartered plc	3,726,052	121,961,287
William Morrison Supermarkets PLC	40,062,824	243,361,807

		941,170,002

Total common and preferred stocks (Cost $12,112,496,896)		16,804,370,051

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.7%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 6/29/07, due 7/2/07, maturity value $119,678,845, collateralized by $59,106,713 market value Federal National Mortgage Association Note, 5.625%, due 11/15/21, and $ 62,919,313 market value Federal National Mortgage Association Note, 5.45%, due 10/18/21 (Cost $119,629,000)	$119,629,000	$119,629,000

Total investments - 99.7% (Cost $12,232,125,896)		16,923,999,051

Other assets less liabilities - 0.3%		46,823,369

Total net assets - 100.0%(5)		$16,970,822,420

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $38,690,701 or 0.2% of total net assets.
(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR)	Depository Receipt

PORTFOLIO DIVERSIFICATION - JUNE 30, 2007

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,411,542,056	8.3%
Consumer Staples	1,234,442,610	7.3
Energy	938,237,681	5.5
Financials	5,200,462,672	30.7
Healthcare	440,743,341	2.6
Industrials	2,813,315,358	16.6
Information Technology	900,111,292	5.3
Materials	904,271,214	5.3
Telecommunication Services	1,478,397,122	8.7
Utilities	1,482,846,705	8.7

Total common and preferred stocks	16,804,370,051	99.0
Short-term investments	119,629,000	0.7

Total investments	16,923,999,051	99.7
Other assets less liabilities	46,823,369	0.3

Total net assets	$16,970,822,420	100.0%

CURRENCY EXPOSURE - JUNE 30, 2007

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$153,522,585	0.9%
British pound	941,170,002	5.6
Danish krone	98,944,511	0.6
Euro	6,874,735,744	40.6
Hong Kong dollar	2,316,660,567	13.7
Japanese yen	2,075,262,127	12.3
Norwegian krone	444,355,538	2.6
South African rand	129,723,338	0.8
South Korean won	702,043,120	4.1
Swiss franc	1,725,865,953	10.2
US dollar	1,461,715,566	8.6

Total investments	$16,923,999,051	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 97.6%

AUSTRALIA - 1.0%
Billabong International Limited	844,362	$12,849,515

AUSTRIA - 2.3%
Flughafen Wien AG	127,899	12,657,423
Wienerberger AG	216,243	16,009,263

		28,666,686

BRAZIL - 0.2%
GVT Holding SA(1)	162,200	2,854,686

CANADA - 1.4%
Great Canadian Gaming Corporation(1)	1,398,600	17,015,589

CHINA - 10.4%
Beijing Capital International Airport Company Limited, Series H	18,328,600	25,784,556
China Everbright International Limited	69,841,800	27,957,442
China Everbright Limited(1)	13,442,600	28,160,143
China National Building Material Company Ltd., Series H	6,100,000	13,402,650
Hengan International Group Company Limited	5,249,900	18,665,237
Shanghai Electric Group Company Limited, Series H	32,652,300	14,699,214

		128,669,242

DENMARK - 1.5%
TK Development A/S(1)	823,100	19,086,507

EGYPT - 1.9%
Commercial International Bank (DR)(2)(3)	2,140,747	23,548,217

FINLAND - 1.4%
Metso Corporation	285,893	16,955,783

FRANCE - 4.8%
Geodis SA	28,889	5,982,268
Guyenne et Gascogne SA	113,507	19,080,344
Kaufman & Broad S.A.	246,527	19,122,156
Norbert Dentressangle	152,000	14,752,488

		58,937,256

GERMANY - 6.9%
C.A.T. oil AG(1)	304,049	8,312,600
DIC Asset AG	205,042	7,270,865
Drillisch AG(1)	523,403	5,950,555
KWS Saat AG	24,951	4,356,319
Vossloh AG	233,094	27,380,586
Wacker Construction Equipment AG(1)(3)	360,851	13,479,660
Wirecard AG(1)	1,355,926	18,260,011

		85,010,596

GREECE - 1.0%
Metka S.A.	616,031	12,122,967

HONG KONG - 7.5%
Cafe De Coral Holdings Limited	4,818,000	9,131,722
Chen Hsong Holdings Limited	7,752,200	6,444,304
Hi Sun Technology (China) Limited(1)	8,722,700	2,744,250
Hong Kong Exchanges & Clearing Limited	2,078,000	29,392,623
Imagi International Holdings Limited(1)	22,211,200	6,448,156
Kowloon Development Company Limited	8,599,900	17,135,569
Proactive Technology Holdings Limited(1)	2,716,000	5,800,747
Tian An China Investments Company Limited	22,987,400	16,169,263

		93,266,634

INDIA - 2.1%
Indiabulls Financial Services Ltd.	1,095,852	15,856,942
Indiabulls Real Estate Ltd(1)	999,590	10,218,140

		26,075,082

ITALY - 9.4%
Ansaldo STS SpA(1)	1,455,596	19,346,139
Azimut Holding SpA	1,228,673	21,119,420
Davide Campari - Milano S.p.A.	474,607	4,981,474
Pirelli & C. Real Estate S.p.A.	214,202	12,489,388
Socotherm S.p.A.	1,015,711	14,791,914
Spazio Investment NV(4)	1,718,422	30,467,939
Tod’s S.p.A.	153,950	13,779,079

		116,975,353

JAPAN - 8.7%
CREED CORPORATION	4,221	10,181,823
en-japan inc.	4,504	16,827,127
HASEKO Corporation(1)	2,479,800	7,351,285
NTT URBAN DEVELOPMENT CORPORATION	9,670	18,770,599
Ozeki Company, Ltd.	274,100	7,279,651
Raito Kogyo Co., Ltd.	2,397,100	7,690,189
SHIZUOKA GAS CO., LTD.	2,305,000	12,711,431
SHO-BOND CORPORATION	1,287,700	13,449,602
USJ Co., Ltd.(1)	21,007	13,598,034

		107,859,741

MEXICO - 3.1%
Empresas ICA S.A.B. de C.V.(1)	7,491,150	37,998,336

NETHERLANDS - 3.8%
SBM Offshore NV	319,898	12,252,929
Tele Atlas NV(1)	970,081	20,889,120
VastNed Retail NV	158,273	13,844,681

		46,986,730

NORWAY - 4.1%
Electromagnetic GeoServices AS(1)	683,050	13,783,897
Scandinavian Property Development ASA(1)(2)	1,400,000	11,158,311
Sea Production Ltd.(1)(3)	1,000,000	3,391,584
SeaDrill Ltd.(1)	906,530	19,561,967
Sealift Ltd(1)(3)	603,251	2,762,068

		50,657,827

OMAN - 0.8%
Bank Muscat SAOG (DR)(2)(3)	455,985	6,520,585
Bank Muscat SAOG, Reg S (DR)(2)(3)	267,159	3,820,374

		10,340,959

PHILIPPINES - 0.1%
First Gen Corporation(1)	627,800	923,036

PORTUGAL - 0.7%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	931,019	8,808,008

RUSSIA - 1.0%
Uralsvyazinform (DR)(2)(3)	1,067,900	13,007,022

SINGAPORE - 6.3%
Fraser & Neave Limited	8,589,600	30,581,950
Jaya Holdings Limited	10,971,200	12,542,610
SIA Engineering Company	4,214,200	13,104,421
Sino-Environment Technology Group Ltd.(1)	5,324,000	11,407,950
Want Want Holdings Limited	4,698,000	10,805,400

		78,442,331

SOUTH AFRICA - 1.1%
Massmart Holdings Limited	1,101,482	13,450,003

SOUTH KOREA - 2.1%
CDNetworks Co., Ltd.(1)(4)	533,656	13,025,862
Kangwon Land Inc.	534,356	12,406,707

		25,432,569

SWEDEN - 1.9%
D. Carnegie & Co AB	440,800	7,750,351
Elekta AB	786,272	13,680,894
Gant Company AB	36,100	1,309,042
KABE Husvagnar AB, Class B	45,200	793,075

		23,533,362

SWITZERLAND - 5.6%
Bank Sarasin & Cie AG, B Shares	6,836	29,157,233
Banque Cantonale Vaudoise	11,371	5,864,699
iQ Power AG(1)	1,386,491	3,771,856
Schindler Holding AG, Participation Certificates(3)	319,396	21,310,499
Straumann Holding AG	33,588	9,459,085

		69,563,372

THAILAND - 0.4%
Bangkok Bank Public Company Limited	1,479,900	5,229,480

TURKEY - 2.1%
Akenerji Elektrik Uretim AS(1)	1,492,605	7,960,560
Coca-Cola Icecek AS	2,376,415	17,924,959

		25,885,519

UNITED KINGDOM - 4.0%
IMI PLC	914,996	10,941,741
Investec PLC	1,205,735	15,568,556
Sibir Energy PLC(1)	2,675,890	23,213,332

		49,723,629

Total common stocks (Cost $810,288,236)		1,209,876,037

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 6/29/07, due 7/2/07, maturity value $21,452,935, collateralized by $21,876,600 market value Federal Home Loan Bank Note, 5.625%, due 3/14/36 (Cost $ 21,444,000)	$21,444,000	$21,444,000

Total investments - 99.3% (Cost $831,732,236)		1,231,320,037

Other assets less liabilities - 0.7%		8,062,566

Total net assets - 100.0%(5)		$1,239,382,603

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $58,054,509 or 4.7% of total net assets.
(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt

PORTFOLIO DIVERSIFICATION - JUNE 30, 2007

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$138,465,336	11.2%
Consumer Staples	96,543,387	7.8
Energy	91,916,639	7.4
Financials	358,781,708	28.9
Healthcare	23,139,979	1.9
Industrials	402,432,231	32.5
Information Technology	27,521,414	2.2
Materials	22,210,658	1.8
Telecommunication Services	15,861,708	1.3
Utilities	33,002,977	2.6

Total common stocks	1,209,876,037	97.6
Short-term investments	21,444,000	1.7

Total investments	1,231,320,037	99.3
Other assets less liabilities	8,062,566	0.7

Total net assets	$1,239,382,603	100.0%

CURRENCY EXPOSURE - JUNE 30, 2007

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$12,849,515	1.1%
Brazilian real	2,854,686	0.2
British pound	49,723,629	4.0
Canadian dollar	17,015,589	1.4
Danish krone	19,086,507	1.6
Euro	378,235,235	30.7
Hong Kong dollar	221,935,876	18.0
Indian rupee	26,075,082	2.1
Japanese yen	107,859,741	8.8
Mexican peso	37,998,336	3.1
Norwegian krone	50,657,827	4.1
Philippine peso	923,036	0.1
Singapore dollar	67,636,931	5.5
South African rand	13,450,003	1.1
South Korean won	25,432,569	2.1
Swedish krona	23,533,362	1.9
Swiss franc	65,791,516	5.3
Thai baht	5,229,480	0.4
Turkish lira	25,885,519	2.1
US dollar	79,145,598	6.4

Total investments	$1,231,320,037	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.4%

BERMUDA - 1.1%
Lancashire Holdings Ltd(1)	3,303,473	$22,654,107

CANADA - 3.1%
CanWest Global Communications Corp.(1)	6,989,100	61,279,694

FRANCE - 3.9%
Gemalto NV(1)	1,251,685	29,104,502
Sanofi-Aventis	328,972	26,759,338
Vivendi	541,360	23,380,561

		79,244,401

GERMANY - 6.4%
Bayerische Motoren Werke AG	234,369	15,229,086
Heidelberger Druckmaschinen AG	1,159,492	56,385,435
Pfeiffer Vacuum Technology AG(2)	595,456	57,421,761

		129,036,282

HONG KONG - 3.2%
Guoco Group Limited	2,987,600	41,914,738
Pacific Century Premium Developments Limited	65,732,900	21,436,834

		63,351,572

ITALY - 0.9%
Esprinet S.p.A.	864,185	17,532,761

JAPAN - 14.1%
ACOM CO., LTD	414,530	14,880,996
Central Japan Railway Company	3,825	40,385,787
Credit Saison Co., Ltd.	1,568,900	40,902,895
MEITEC CORPORATION	1,729,700	49,590,587
PLENUS Co., Ltd.	315,300	5,749,023
The San-in Godo Bank, Ltd.	944,212	9,026,092
SANKYO CO., LTD.	1,132,900	47,754,323
Sekisui House, Ltd.	2,967,700	39,649,677
UNI-CHARM CORPORATION	617,400	35,050,770

		282,990,150

MEXICO - 4.0%
Grupo Modelo, S.A. de C.V., Series C	7,286,100	39,689,636
Kimberly-Clark de Mexico, S.A. de C.V., Class A	9,444,900	41,089,490

		80,779,126

NETHERLANDS - 4.5%
Wolters Kluwer NV	2,922,314	89,585,360

SOUTH KOREA - 3.5%
Lotte Chilsung Beverage Co., Ltd.	12,828	16,509,706
Lotte Confectionery Co., Ltd.	6,388	8,504,887
SK Telecom Co., Ltd. (DR)(3)	1,639,011	44,826,951

		69,841,544

SWITZERLAND - 12.2%
Adecco SA	733,704	57,032,497
Givaudan SA	57,985	57,439,091
Novartis AG	1,630,389	92,097,291
Pargesa Holding SA	258,487	28,948,851
Tamedia AG	70,246	9,833,865

		245,351,595

UNITED KINGDOM - 27.5%
Benfield Group Plc	11,095,574	72,023,428
Carpetright PLC	873,336	19,817,337
Diageo PLC	4,734,440	98,589,998
Experian Group Ltd.	3,102,139	39,214,120
Galiform Plc(1)	16,159,340	44,212,555
Home Retail Group	5,558,986	51,238,186
Signet Group PLC	23,048,051	48,134,119

SurfControl PLC(1)(2)	1,791,859	24,108,163
Unilever PLC (DR)(3)	1,491,813	48,125,887
Vitec Group PLC	1,162,388	14,121,862
Vodafone Group PLC (DR)(3)	2,772,668	93,244,825

		552,830,480

UNITED STATES - 8.0%
Arch Capital Group Ltd.(1)	290,036	21,039,211
Tyco International Ltd.	2,905,400	98,173,466
Willis Group Holdings Limited	936,100	41,244,566

		160,457,243

Total common stocks (Cost $1,535,511,031)		1,854,934,315

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.1%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 6/29/07, due 7/2/07, maturity value $161,860,414, collateralized by $50,062,500 market value Federal Home Loan Bank Note, 6.00%, due 2/16/22, $38,768,288 market value Federal National Mortgage Association Note, 5.625%, due 11/15/21, $2,072,988 market value Federal National Mortgage Association Note, 6.25%, due 5/15/29, $6,902,156 market value Federal National Mortgage Association Note, 5.50%, due 7/14/28, and $ 67,223,100 market value Federal National Mortgage Association Note, 5.65%, due 5/17/22 (Cost $161,793,000)	$161,793,000	$161,793,000

Total investments - 100.5% (Cost $1,697,304,031)		2,016,727,315

Other assets less liabilities - (0.5%)		(9,568,334)

Total net assets - 100.0%(4)		$2,007,158,981

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR)	Depository Receipt

PORTFOLIO DIVERSIFICATION - JUNE 30, 2007

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$469,985,648	23.4%
Consumer Staples	287,560,374	14.3
Financials	314,071,718	15.7
Healthcare	118,856,629	5 .9
Industrials	398,203,653	19.8
Information Technology	70,745,426	3 .5
Materials	57,439,091	2 .9
Telecommunication Services	138,071,776	6 .9

Total common stocks	1,854,934,315	92.4
Short-term investments	161,793,000	8 .1

Total investments	2,016,727,315	100.5
Other assets less liabilities	(9,568,334)	(0 .5)

Total net assets	$2,007,158,981	100.0%

CURRENCY EXPOSURE - JUNE 30, 2007

(Unaudited)

	Value	Percentage of Total Investments
British pound	$434,113,875	21.5%
Canadian dollar	61,279,694	3 .0
Euro	315,398,804	15.6
Hong Kong dollar	63,351,572	3 .2
Japanese yen	282,990,150	14.0
Mexican peso	80,779,126	4 .0
South Korean won	25,014,593	1 .3
Swiss franc	245,351,595	12.2
US dollar	508,447,906	25.2

Total investments	$2,016,727,315	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.7%

AUTO & TRANSPORTATION - 3.6%
Air Transport - 1.2%
Southwest Airlines Co.	4,480,000	$66,796,800

Auto Parts: Original Equipment - 1.3%
BorgWarner Inc.	839,500	72,230,580

Transportation Miscellaneous - 1.1%
C.H. Robinson Worldwide, Inc.	695,400	36,522,408
Expeditors International of Washington, Inc.	561,200	23,177,560

		59,699,968
CONSUMER DISCRETIONARY - 17.6%
Advertising Agencies - 1.5%
Clear Channel Outdoor Holdings, Inc., Class A(1)	1,713,300	48,554,922
Focus Media Holding Limited (DR)(1)(2)	734,300	37,082,150

		85,637,072
Cable Television Services - 0.2%
TiVo Inc.(1)	2,300,500	13,319,895

Consumer Electronics - 8.0%
Electronic Arts Inc.(1)	5,434,400	257,155,808
Harman International Industries, Incorporated	330,600	38,614,080
VeriSign, Inc.(1)	3,651,500	115,862,095
Yahoo! Inc.(1)	1,430,600	38,812,178

		450,444,161
Radio & TV Broadcasters - 0.5%
XM Satellite Radio Holdings Inc.(1)	2,311,600	27,207,532

Restaurants - 0.7%
Panera Bread Company, Class A(1)	222,900	10,266,774
Starbucks Corporation(1)	846,700	22,217,408
YUM! Brands, Inc.	305,800	10,005,776

		42,489,958
Retail - 3.9%
Amazon.com, Inc.(1)	1,247,100	85,314,111
Chico’s FAS, Inc.(1)	5,465,068	133,019,755

		218,333,866
Services: Commercial - 0.5%
Iron Mountain Incorporated(1)	1,009,750	26,384,768

Textiles Apparel Manufacturers - 1.9%
Polo Ralph Lauren Corporation, Class A	681,500	66,861,965
Quiksilver, Inc.(1)	2,971,300	41,984,469

		108,846,434
Toys - 0.4%
Marvel Entertainment, Inc.(1)	874,300	22,277,164

CONSUMER STAPLES - 4.4%
Beverage: Soft Drinks - 2.3%
Hansen Natural Corporation(1)	3,002,200	129,034,556

Drug & Grocery Store Chains - 2.1%
Supervalu Inc.	2,569,000	118,996,080

FINANCIAL SERVICES - 13.6%
Banks: Outside New York City - 1.7%
Investors Financial Services Corp.	224,300	13,832,581
Northern Trust Corporation	829,500	53,287,080
UCBH Holdings, Inc.	1,503,200	27,463,464

		94,583,125
Diversified Financial Services - 1.9%

CB Richard Ellis Group, Inc.(1)	1,405,800	51,311,700
Greenhill & Co., Inc.	476,800	32,760,928
Interactive Brokers Group, Inc.(1)	896,300	24,316,619

		108,389,247
Financial Data Processing Services & Systems - 3.3%
Alliance Data Systems Corporation(1)	690,300	53,346,384
Global Payments Inc.	660,600	26,192,790
Paychex, Inc.	532,100	20,815,752
The Western Union Company	4,191,000	87,298,530

		187,653,456
Financial Information Services - 2.0%
Equifax Inc.	2,578,200	114,523,644

Financial Miscellaneous - 2.4%
MGIC Investment Corporation	2,374,500	135,014,070

Insurance: Multi-Line - 0.9%
CIGNA Corporation	938,700	49,018,914

Securities Brokerage & Services - 1.4%
The Bear Stearns Companies Inc.	168,800	23,632,000
Investment Technology Group, Inc.(1)	1,275,500	55,267,415

		78,899,415
HEALTHCARE - 18.4%
Drugs & Pharmaceuticals - 2.9%
Allergan, Inc.	2,870,500	165,455,620

Electronics: Medical Systems - 3.7%
Intuitive Surgical, Inc.(1)	650,700	90,297,639
Varian Medical Systems, Inc.(1)	2,752,500	117,008,775

		207,306,414
Health Care Management Services - 1.1%
Cerner Corporation(1)	1,132,500	62,819,775

Health Care Services - 1.0%
Express Scripts, Inc.(1)	1,092,800	54,650,928

Medical & Dental Instruments & Supplies - 9.7%
C.R. Bard, Inc.	311,200	25,714,456
Gen-Probe Incorporated(1)	554,400	33,496,848
Patterson Companies, Inc.(1)	2,696,800	100,509,736
Thermo Fisher Scientific, Inc.(1)	5,134,600	265,561,512
Ventana Medical Systems, Inc.(1)	1,559,700	120,518,019

		545,800,571
MATERIALS & PROCESSING - 6.5%
Agriculture Fishing & Ranching - 0.4%
Bunge Limited	280,100	23,668,450

Chemicals - 0.6%
Energy Conversion Devices, Inc.(1)	1,015,400	31,294,628

Diversified Materials & Processing - 0.7%
Hexcel Corporation(1)	1,977,000	41,655,390

Engineering & Contracting Services - 1.9%
McDermott International, Inc.(1)	1,018,900	84,690,968
Quanta Services, Inc.(1)	834,900	25,606,383

		110,297,351
Fertilizers - 0.7%
The Mosaic Company(1)	1,050,800	41,002,216

Metal Fabricating - 1.7%
Precision Castparts Corp.	786,800	95,486,048

Real Estate - 0.5%
The St. Joe Company	663,800	30,760,492

OTHER ENERGY - 3.4%
Machinery: Oil Well Equipment & Services - 2.9%
Dresser-Rand Group Inc.(1)	1,263,400	49,904,300

Helix Energy Solutions Group, Inc.(1)	1,811,100	72,281,001
Smith International, Inc.	686,800	40,273,952

		162,459,253
Oil: Crude Producers - 0.5%
Denbury Resources Inc.(1)	696,300	26,111,250

PRODUCER DURABLES - 4.4%
Electrical Equipment & Components - 1.9%
Cooper Industries, Ltd., Class A	1,324,600	75,621,414
Suntech Power Holdings Co., Ltd. (DR)(1)(2)(3)	889,800	32,451,006

		108,072,420
Homebuilding - 0.5%
The Ryland Group, Inc.	724,000	27,055,880

Identification Control & Filter Devices - 2.0%
ESCO Technologies Inc.(1)	879,200	31,879,792
Roper Industries, Inc.	1,376,100	78,575,310

		110,455,102
TECHNOLOGY - 23.0%
Communications Technology - 3.1%
Ciena Corporation(1)	1,793,400	64,795,542
Corning Incorporated (1)	431,900	11,035,045
Juniper Networks, Inc. (1)	3,487,400	87,777,858
Nortel Networks Corporation(1)(2)	559,100	13,446,355

		177,054,800
Computer Services Software & Systems - 5.9%
Autodesk, Inc.(1)	2,319,000	109,178,520
Cadence Design Systems, Inc.(1)	1,029,800	22,614,408
NAVTEQ Corporation (1)	1,480,400	62,680,136
Red Hat, Inc.(1)	6,207,700	138,307,556

		332,780,620
Computer Technology - 6.1%
Intermec, Inc.(1)(4)	4,337,000	109,769,470
Network Appliance, Inc.(1)	3,089,100	90,201,720
NVIDIA Corporation(1)	2,711,900	112,028,589
Zebra Technologies Corporation(1)	825,200	31,968,248

		343,968,027
Electronics - 0.5%
Avid Technology, Inc. (1)	868,400	30,697,940

Electronics: Semi-Conductors/Components - 5.4%
Analog Devices, Inc.	1,320,800	49,714,912
Broadcom Corporation, Class A(1)	3,046,350	89,105,737
Integrated Device Technology, Inc.(1)	2,871,300	43,844,751
Linear Technology Corporation	2,558,300	92,559,294
MEMC Electronic Materials, Inc.(1)	517,300	31,617,376

		306,842,070
Electronics: Technology - 0.9%
Trimble Navigation Limited (1)	1,539,900	49,584,780

Scientific Equipment & Suppliers - 1.1%
Applera Corporation	1,978,400	60,420,336

UTILITIES - 1.8%
Utilities: Telecommunications - 1.8%
NII Holdings, Inc.(1)	1,291,600	104,283,784

Total common stocks (Cost $4,198,890,944)		5,459,764,850

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.2%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 6/29/07, due 7/2/07, maturity value $236,559,525, collateralized by $100,125,000 market value Federal Home Loan Bank Note, 5.25%, due 10/14/11, $71,433,796 market value Federal National Mortgage Association Note, 5.50%, due 1/23/12, and $69,632,250 market value Federal Home Loan Mortgage Corporation Note, 5.25%, due 7/18/11 (Cost $236,461,000)	$236,461,000	$236,461,000

Total investments - 100.9% (Cost $ 4,435,351,944)	5,696,225,850

Other assets less liabilities - (0.9%)	(52,711,115)

Total net assets - 100.0%(5)	$5,643,514,735

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency

Focus Media Holding Limited (DR)	China	US dollar

Nortel Networks Corporation	Canada	US dollar

Suntech Power Holdings Co., Ltd. (DR)	China	US dollar

(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider; a company’s legal name may be different.

(DR) Depository Receipt

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 91.0%
AUTO & TRANSPORTATION - 7.7%
Recreational Vehicles & Boats - 1.5%
Thor Industries, Inc.	1,151,800	$51,992,252

Shipping - 3.5%
Alexander & Baldwin, Inc.	1,107,900	58,840,569
Teekay Shipping Corporation	1,099,200	63,654,672

		122,495,241
Truckers - 2.7%
Con-way Inc.	868,100	43,613,344
YRC Worldwide Inc.(1)	1,420,200	52,263,360

		95,876,704
CONSUMER DISCRETIONARY - 14.3%
Household Furnishings - 4.5%
Furniture Brands International, Inc.(2)	2,102,300	29,852,660
Leggett & Platt, Incorporated	2,602,600	57,387,330
Mohawk Industries, Inc.(1)	697,900	70,341,341

		157,581,331
Rental & Leasing Services: Consumer - 1.2%
Rent-A-Center, Inc.(1)	1,609,000	42,204,070

Retail - 5.0%
AutoZone, Inc.(1)	471,600	64,429,992
Foot Locker, Inc.	2,794,500	60,920,100
Zale Corporation(1)(2)	2,055,700	48,946,217

		174,296,309
Services: Commercial - 1.2%
Hewitt Associates, Inc.(1)	1,362,500	43,600,000

Textiles Apparel Manufacturers - 1.5%
Liz Claiborne Inc.	1,382,400	51,563,520

Toys - 0.9%
Marvel Entertainment, Inc.(1)	1,253,600	31,941,728

CONSUMER STAPLES - 2.9%
Foods - 2.9%
Pilgrim’s Pride Corporation	1,022,000	39,009,740
Smithfield Foods, Inc.(1)	2,017,000	62,103,430

		101,113,170
FINANCIAL SERVICES - 26.3%
Finance: Small Loan - 2.4%
The Student Loan Corporation	408,800	83,354,320

Financial Data Processing Services & Systems - 2.0%
Broadridge Financial Solutions, Inc.	3,622,500	69,262,200

Financial Miscellaneous - 2.0%
Fidelity National Financial, Inc.	2,150,731	50,972,325
MBIA Inc.	342,000	21,279,240

		72,251,565
Insurance: Multi-Line - 4.6%
Alleghany Corporation(1)	311,186	126,497,109
Arthur J. Gallagher & Co.	1,234,500	34,417,860

		160,914,969
Insurance: Property-Casualty - 5.1%
Allied World Assurance Company Holdings, Ltd	1,541,600	79,007,000
Arch Capital Group Ltd.(1)	302,473	21,941,391
White Mountains Insurance Group, Ltd.	127,500	77,267,550

		178,215,941
Real Estate Investment Trusts (REIT) - 2.0%

Annaly Capital Management, Inc.	4,836,200	69,738,004

Rental & Leasing Services: Commercial - 3.8%
GATX Corporation	1,205,300	59,361,025
Ryder System, Inc.	1,403,100	75,486,780

		134,847,805
Savings & Loan - 2.6%
IndyMac Bancorp, Inc.	1,687,200	49,215,624
Washington Federal, Inc.	1,679,516	40,829,034

		90,044,658
Securities Brokerage & Services - 1.8%
Nuveen Investments, Inc.	1,037,600	64,486,840

HEALTHCARE - 0.9%
Health Care Management Services - 0.9%
Community Health Systems, Inc.(1)	759,300	30,713,685

MATERIALS & PROCESSING - 1.3%
Building: Roofing & Wallboard - 1.3%
USG Corporation(1)	946,300	46,406,552

OTHER ENERGY - 17.1%
Machinery: Oil Well Equipment & Services - 4.4%
BJ Services Company	1,848,600	52,574,184
Nabors Industries Ltd.(1)	3,020,400	100,820,952

		153,395,136
Oil: Crude Producers - 12.7%
Apache Corporation	433,746	35,389,336
Cimarex Energy Co.	1,847,900	72,825,739
Forest Oil Corporation(1)(2)	2,419,700	102,256,522
Mariner Energy, Inc.(1)	2,261,091	54,831,457
Noble Energy, Inc.	1,391,100	86,790,729
Pioneer Natural Resources Company	1,961,804	95,559,473

		447,653,256
PRODUCER DURABLES - 3.1%
Diversified Production - 1.5%
Dover Corporation	1,053,700	53,896,755

Identification Control & Filter Devices - 1.6%
Hubbell Incorporated	1,020,500	55,331,510

TECHNOLOGY - 14.6%
Computer Services Software & Systems - 1.5%
BEA Systems, Inc.(1)	2,558,200	35,021,758
BearingPoint, Inc.(1)	2,353,500	17,204,085

		52,225,843
Computer Technology - 4.6%
Ingram Micro Inc.(1)	4,455,400	96,726,734
Western Digital Corporation(1)	3,288,800	63,638,280

		160,365,014
Electrical & Electronics - 1.2%
Benchmark Electronics, Inc.(1)	1,924,900	43,541,238

Electronics: Semi-Conductors/Components - 7.3%
Analog Devices, Inc.	1,360,600	51,212,984
Arrow Electronics, Inc.(1)	1,316,400	50,589,252
Avnet, Inc.(1)	1,555,500	61,660,020
National Semiconductor Corporation	1,407,700	39,795,679
Silicon Laboratories Inc.(1)	1,512,300	52,340,703

		255,598,638
UTILITIES - 2.8%
Utilities: Electrical - 2.8%
PNM Resources, Inc.	1,968,600	54,707,394
TECO Energy, Inc.	2,566,100	44,085,598

		98,792,992

Total common stocks (Cost $2,719,113,869)		3,193,701,246

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.8%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 6/29/07, due 7/2/07, maturity value $310,002,114, collateralized by $113,906,944 market value Federal Home Loan Mortgage Corporation Note, 5.90%, due 6/15/22, $48,500,000 market value Federal National Mortgage Association Note, 5.70%, due 3/27/23, $99,750,000 market value Federal National Mortgage Association Note, 6.30%, due 2/26/27, and $ 53,914,444 market value Federal National Mortgage Association Note, 5.945%, due 6/7/27 (Cost $309,873,000)	$309,873,000	$309,873,000

Total investments - 99.8% (Cost $3,028,986,869)		3,503,574,246

Other assets less liabilities - 0.2%		6,514,515

Total net assets - 100.0%(3)		$3,510,088,761

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider; a company’s legal name may be different.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments - June 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.8%
AUTO & TRANSPORTATION - 3.9%
Air Transport - 2.6%
FedEx Corporation	52,600	$5,837,022

Truckers - 1.3%
YRC Worldwide Inc.(1)	81,000	2,980,800

CONSUMER DISCRETIONARY - 13.9%
Household Furnishings - 1.6%
Mohawk Industries, Inc.(1)	35,000	3,527,650

Leisure Time - 2.5%
Carnival Corporation	112,800	5,501,256

Retail - 5.6%
Foot Locker, Inc.	144,300	3,145,740
Wal-Mart Stores, Inc.	194,400	9,352,584

		12,498,324
Services: Commercial - 1.5%
Hewitt Associates, Inc.(1)	102,000	3,264,000

Shoes - 2.7%
NIKE, Inc., Class B	103,400	6,027,186

CONSUMER STAPLES - 1.7%
Foods - 1.7%
Smithfield Foods, Inc.(1)	119,100	3,667,089

FINANCIAL SERVICES - 42.6%
Banks: Outside New York City - 19.4%
Bank of America Corporation	152,000	7,431,280
Barclays PLC(2)	621,600	8,687,718
BNP Paribas(2)	79,300	9,483,548
Royal Bank of Scotland Group PLC(2)	694,300	8,825,440
Wachovia Corporation	168,900	8,656,125

		43,084,111
Diversified Financial Services - 3.0%
Citigroup Inc.	128,100	6,570,249

Finance: Small Loan - 1.8%
The Student Loan Corporation	19,900	4,057,610

Financial Data Processing Services & Systems - 2.0%
Broadridge Financial Solutions, Inc.	232,800	4,451,136

Insurance: Multi-Line - 8.4%
The Allstate Corporation	126,000	7,750,260
American International Group, Inc.	156,000	10,924,680

		18,674,940
Insurance: Property-Casualty - 4.9%
Allied World Assurance Company Holdings, Ltd	83,300	4,269,125
The Progressive Corporation	276,600	6,619,038

		10,888,163
Real Estate Investment Trusts (REIT) - 1.9%
Annaly Capital Management, Inc.	299,600	4,320,232

Savings & Loan - 1.2%
IndyMac Bancorp, Inc.	89,100	2,599,047

HEALTHCARE - 4.4%
Drugs & Pharmaceuticals - 2.0%

Johnson & Johnson	72,100	4,442,802

Health Care Management Services - 2.4%
Aetna Inc.	109,600	5,414,240

INTEGRATED OILS - 1.5%
Oil: Intergrated International - 1.5%
Statoil ASA (DR)(2)(3)	107,000	3,318,070

OTHER - 3.4%
Multi-Sector Companies - 3.4%
Berkshire Hathaway Inc., Class B(1)	2,100	7,570,500

OTHER ENERGY - 8.1%
Machinery: Oil Well Equipment & Services - 5.3%
Nabors Industries Ltd.(1)	186,700	6,232,046
Tenaris S.A. (DR)(2)(3)	112,900	5,527,584

		11,759,630
Oil: Crude Producers - 2.8%
Apache Corporation	75,700	6,176,363

PRODUCER DURABLES - 2.8%
Telecommunications Equipment - 2.8%
Nokia Corporation (DR)(2)(3)	223,800	6,291,018

TECHNOLOGY - 10.5%
Computer Services Software & Systems - 1.7%
Microsoft Corporation	127,470	3,756,541

Computer Technology - 4.4%
Ingram Micro Inc.(1)	248,900	5,403,619
Seagate Technology	203,700	4,434,549

		9,838,168

Electronics: Semi-Conductors/Components - 4.4%
Avnet, Inc.(1)	88,400	3,504,176
Taiwan Semiconductor Manufacturing Company Ltd. (DR) (2)(3)	560,120	6,234,136

		9,738,312

Total common stocks (Cost $190,215,361)		206,254,459

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.9%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 6/29/07, due 7/2/07, maturity value $19,756,228, collateralized by $20,144,450 market value Federal Home Loan Bank Note, 5.625%, due 3/14/36 (Cost $19,748,000)	$19,748,000	$19,748,000

Total investments - 101.7% (Cost $209,963,361)		226,002,459

Other assets less liabilities - (1.7%)		(3,671,356)

Total net assets - 100.0%(4)		$222,331,103

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency

Barclays PLC	United Kingdom	British pound

BNP Paribas	France	Euro

Nokia Corporation (DR)	Finland	US dollar

Royal Bank of Scotland Group PLC	United Kingdom	British pound

Statoil ASA (DR)	Norway	US dollar

Taiwan Semiconductor Manufacturing Company Ltd. (DR)	Taiwan	US dollar

Tenaris S.A. (DR)	Argentina	US dollar

(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider; a company’s legal name may be different.

(DR)	Depository Receipt

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.1%
AUTO & TRANSPORTATION - 4.0%
Air Transport - 1.3%
AirTran Holdings, Inc.(1)	1,472,200	$16,076,424

Auto Parts: After Market - 1.3%
Keystone Automotive Industries, Inc.(1)	365,800	15,133,146

Truckers - 1.4%
Old Dominion Freight Line, Inc.(1)	561,800	16,938,270

CONSUMER DISCRETIONARY - 25.4%
Advertising Agencies - 1.2%
inVentiv Health, Inc.(1)	391,300	14,325,493

Education Services - 3.0%
Bright Horizons Family Solutions, Inc.(1)	478,100	18,602,871
Strayer Education, Inc.	130,600	17,201,326

		35,804,197

Restaurants - 1.2%
RARE Hospitality International, Inc.(1)	551,650	14,767,670

Retail - 5.7%
Guitar Center, Inc.(1)	277,800	16,615,218
Hibbett Sporting Goods, Inc.(1)	678,450	18,575,961
Tween Brands, Inc.(1)	386,900	17,255,740
United Natural Foods, Inc.(1)	588,100	15,631,698

		68,078,617

Services: Commercial - 8.5%
The Advisory Board Company(1)	367,700	20,429,412
CRA International, Inc.(1)	368,400	17,756,880
The GEO Group, Inc.(1)	638,200	18,571,620
Kenexa Corporation(1)	352,500	13,292,775
Resources Connection, Inc.(1)	439,100	14,569,338
Waste Connections, Inc.(1)	552,525	16,708,356

		101,328,381

Shoes - 1.8%
DSW Inc.(1)	73,100	2,545,342
Iconix Brand Group, Inc.(1)	862,600	19,166,972

		21,712,314

Textiles Apparel Manufacturers - 1.4%
Carter’s, Inc.(1)	625,600	16,228,064

Wholesalers - 2.6%
Brightpoint, Inc.(1)	987,500	13,617,625
LKQ Corporation(1)	713,000	17,582,580

		31,200,205
FINANCIAL SERVICES - 14.0%
Banks: Outside New York City - 3.0%
Alabama National BanCorporation	177,300	10,964,232
Westamerica Bancorporation	189,800	8,396,752
Wintrust Financial Corporation	377,000	16,531,450

		35,892,434

Diversified Financial Services - 1.7%
Euronet Worldwide, Inc.(1)	696,800	20,318,688

Finance: Small Loan - 0.8%
Nelnet, Inc., Class A	378,900	9,260,316

Financial Miscellaneous - 2.5%
Global Cash Access Holdings, Inc.(1)	1,254,700	20,100,294
Triad Guaranty Inc.(1)	256,400	10,238,052

		30,338,346

Insurance: Property-Casualty - 1.3%
Ohio Casualty Corporation	351,500	15,223,465

Investment Management Companies - 1.6%
National Financial Partners Corp.	414,900	19,214,019

Rental & Leasing Services: Commercial - 1.4%
Williams Scotsman International, Inc.(1)	680,400	16,200,324

Securities Brokerage & Services - 1.7%
optionsXpress Holdings, Inc.	784,000	20,117,440

HEALTHCARE - 14.6%
Biotechnology Research & Production - 1.5%
ArthroCare Corporation(1)	399,100	17,524,481

Drugs & Pharmaceuticals - 1.8%
K-V Pharmaceutical Company, Class A(1)	789,100	21,495,084

Electronics: Medical Systems - 1.4%
NxStage Medical, Inc.(1)	774,300	10,011,699
TomoTherapy Incorporated(1)	283,800	6,220,896

		16,232,595
Health Care Facilities - 1.4%
ICON PLC (DR)(1)(2)(3)	392,100	17,150,454

Health Care Management Services - 1.7%
HealthExtras, Inc.(1)	684,700	20,253,426

Medical & Dental Instruments & Supplies - 6.8%
DJO Incorporated(1)	400,000	16,508,000
ev3 Inc.(1)	796,000	13,436,480
ICU Medical, Inc.(1)	278,400	11,954,496
PSS World Medical, Inc.(1)	848,400	15,457,848
SonoSite, Inc.(1)	252,400	7,932,932
Thoratec Corporation(1)	880,200	16,186,878

		81,476,634

MATERIALS & PROCESSING - 4.5%
Agriculture Fishing & Ranching - 1.3%
The Andersons, Inc.	354,400	16,064,952

Building: Heating & Plumbing - 1.6%
Interline Brands, Inc.(1)	748,100	19,510,448

Metal Fabricating - 1.6%
Kaydon Corporation	359,300	18,726,716

OTHER ENERGY - 5.4%
Machinery: Oil Well Equipment & Services - 3.4%
Core Laboratories N.V.(1)	125,300	12,741,757
Dril-Quip, Inc.(1)	270,600	12,163,470
W-H Energy Services, Inc.(1)	253,500	15,694,185

		40,599,412
Offshore Drilling - 1.1%
Hercules Offshore, Inc.(1)	404,400	13,094,472

Oil: Crude Producers - 0.9%
Bill Barrett Corporation(1)	287,100	10,573,893

PRODUCER DURABLES - 7.2%
Identification Control & Filter Devices - 1.1%
ESCO Technologies Inc.(1)	351,000	12,727,260

Machinery: Industrial/Specialty - 4.6%
Actuant Corporation	294,500	18,571,170
Chart Industries, Inc.(1)	442,800	12,593,232
Columbus McKinnon Corporation(1)	300,200	9,666,440
The Middleby Corporation(1)	231,000	13,818,420

		54,649,262

Production Technology Equipment - 1.0%
Axcelis Technologies, Inc.(1)	1,896,800	$12,310,232

Telecommunications Equipment - 0.5%
Infinera Corporation(1)	215,000	5,357,800

TECHNOLOGY - 18.6%
Communications Technology - 2.9%
Aruba Networks, Inc.(1)	438,200	8,807,820
AudioCodes Ltd.(1)(2)	946,600	5,319,892
Avocent Corporation(1)	707,300	20,518,773

		34,646,485
Computer Services Software & Systems - 10.7%
CommVault Systems, Inc.(1)	916,800	15,833,136
Concur Technologies, Inc.(1)	463,900	10,600,115
Epicor Software Corporation(1)	871,600	12,960,692
Informatica Corporation(1)	951,300	14,050,701
Limelight Networks, Inc.(1)	368,100	7,281,018
Macrovision Corporation(1)	579,400	17,416,764
Progress Software Corporation(1)	467,000	14,845,930
Transaction Systems Architects, Inc.(1)	584,000	19,657,440
Wind River Systems, Inc.(1)	1,341,400	14,755,400

		127,401,196
Electronics: Semi-Conductors/Components - 5.0%
DSP Group, Inc.(1)	736,000	15,065,920
Microsemi Corporation(1)	736,200	17,631,990
SiRF Technology Holdings, Inc.(1)	700,100	14,520,074
Tessera Technologies, Inc.(1)	305,900	12,404,245

		59,622,229
UTILITIES - 1.4%
Utilities: Electrical - 1.4%
ITC Holdings Corp.	402,400	16,349,512

Total common stocks (Cost $941,920,474)		1,133,924,356

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 6/29/07, due 7/2/07, maturity value $53,581,316, collateralized by $ 54,633,825 market value Federal National Mortgage Association Note, 5.945%, due 6/7/27 (Cost $53,559,000)	$53,559,000	$53,559,000

Total investments - 99.6% (Cost $995,479,474)		1,187,483,356

Other assets less liabilities - 0.4%		4,652,605

Total net assets - 100.0%(4)		$1,192,135,961

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
AudioCodes Ltd.	Israel	US dollar
ICON PLC (DR)	Ireland	US dollar

(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider; a company’s legal name may be different.

(DR)	Depository Receipt

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - June 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 91.5%
AUTO & TRANSPORTATION - 4.9%
Auto Parts: After Market - 1.0%
Commercial Vehicle Group, Inc(1)(2)	1,253,500	$23,352,705

Auto Trucks & Parts - 0.8%
Wabash National Corporation	1,236,100	18,084,143

Shipping - 1.1%
American Commercial Lines Inc.(1)	968,600	25,232,030

Transportation Miscellaneous - 0.5%
Celadon Group, Inc.(1)	718,200	11,419,380

Truckers - 1.5%
Arkansas Best Corporation	911,200	35,509,464

CONSUMER DISCRETIONARY - 20.8%
Consumer Electronics - 1.2%
EarthLink, Inc.(1)	3,706,300	27,686,061

Household Furnishings - 2.8%
Ethan Allen Interiors Inc.	1,416,500	48,515,125
Furniture Brands International, Inc.(2)	1,390,900	19,750,780

		68,265,905
Radio & TV Broadcasters - 0.4%
World Wrestling Entertainment, Inc., Class A	607,900	9,720,321

Rental & Leasing Services: Consumer - 0.7%
Rent-A-Center, Inc.(1)	677,500	17,770,825

Retail - 5.4%
1-800 CONTACTS, INC.(1)	675,500	15,847,230
Lithia Motors, Inc., Class A	393,500	9,971,290
MarineMax, Inc.(1)(2)	1,231,200	24,648,624
Sonic Automotive, Inc., Class A	1,253,700	36,319,689
Stein Mart, Inc.	398,600	4,886,836
Zale Corporation(1)(2)	1,586,600	37,776,946

		129,450,615
Services: Commercial - 8.9%
AMN Healthcare Services, Inc.(1)	1,389,800	30,575,600
Cross Country Healthcare, Inc.(1)(2)	2,279,000	38,013,720
Diamond Management & Technology Consultants, Inc.	717,700	9,473,640
Gevity HR, Inc.(2)	1,689,400	32,656,102
Hudson Highland Group, Inc.(1)	545,200	11,661,828
Medical Staffing Network Holdings, Inc.(1)(2)	1,586,500	8,646,425
MPS Group, Inc.(1)	1,408,600	18,832,982
Tetra Tech, Inc.(1)	1,297,700	27,965,435
Watson Wyatt Worldwide, Inc.	689,400	34,800,912

		212,626,644
Textiles Apparel Manufacturers - 1.0%
Kellwood Company	844,650	23,751,558

Toys - 0.4%
Marvel Entertainment, Inc.(1)	391,000	9,962,680

CONSUMER STAPLES - 1.2%
Foods - 1.2%
Sanderson Farms, Inc.	619,800	27,903,396

FINANCIAL SERVICES - 10.0%
Financial Miscellaneous - 2.7%

Stewart Information Services Corporation(2)	1,610,100	64,130,283

Insurance: Multi-Line - 5.3%
Assured Guaranty Ltd.	771,800	22,814,408
Hilb Rogal & Hobbs Company	1,102,000	47,231,720
Max Capital Group Ltd	655,200	18,542,160
PICO Holdings, Inc.(1)	614,200	26,570,292
Security Capital Assurance Ltd	372,500	11,499,075

		126,657,655
Investment Management Companies - 0.4%
GAMCO Investors, Inc., Class A	158,300	8,872,715

Real Estate Investment Trusts (REIT) - 1.6%
Annaly Capital Management, Inc.	1,858,400	26,798,128
Eagle Hospitality Properties Trust, Inc.	862,400	11,349,184

		38,147,312
HEALTHCARE - 4.3%
Electronics: Medical Systems - 1.6%
Analogic Corporation	395,600	29,080,556
Datascope Corp.	264,800	10,136,544

		39,217,100
Health Care Management Services - 1.3%
HealthSpring, Inc.(1)	1,660,300	31,645,318

Medical & Dental Instruments & Supplies - 1.0%
CONMED Corporation(1)	594,200	17,398,176
National Dentex Corporation(1)(2)	413,500	7,761,395

		25,159,571
Medical Services - 0.4%
America Service Group Inc.(1)(2)	603,600	10,212,912

MATERIALS & PROCESSING - 5.2%
Building Materials - 0.9%
Building Materials Holding Corporation	609,100	8,643,129
NCI Building Systems, Inc.(1)	239,000	11,789,870

		20,432,999

Metal Fabricating - 2.2%
Quanex Corporation	1,061,575	51,698,703

Paper - 1.4%
Albany International Corp., Class A	833,500	33,706,740

Steel - 0.7%
Schnitzer Steel Industries, Inc., Class A	349,700	16,764,618

OTHER - 1.4%
Multi-Sector Companies - 1.4%
Walter Industries, Inc.	1,139,700	33,005,712

OTHER ENERGY - 16.2%
Machinery: Oil Well Equipment & Services - 3.1%
CARBO Ceramics Inc.	457,800	20,056,218
RPC Inc.	2,192,500	37,360,200
Superior Energy Services, Inc.(1)	447,400	17,860,208

		75,276,626
Offshore Drilling - 0.8%
Atwood Oceanics, Inc.(1)	273,600	18,774,432

Oil: Crude Producers - 12.3%
Cimarex Energy Co.	1,047,900	41,297,739
Comstock Resources, Inc.(1)	727,300	21,797,181
Energy Partners, Ltd.(1)	377,513	6,300,692
Forest Oil Corporation(1)(2)	964,258	40,749,543
Grey Wolf, Inc.(1)	4,998,600	41,188,464
Mariner Energy, Inc.(1)	1,711,997	41,515,927
Rosetta Resources Inc.(1)	1,261,600	27,174,864
St. Mary Land & Exploration Company	1,288,000	47,166,560
Stone Energy Corporation(1)	795,800	27,264,108

		294,455,078

PRODUCER DURABLES - 7.3%
Electrical Equipment & Components - 0.3%
Power-One, Inc.(1)	2,016,500	8,025,670

Manufactured Housing - 0.7%
Champion Enterprises, Inc.(1)	1,702,000	16,730,660

Production Technology Equipment - 6.3%
ATMI, Inc.(1)	773,500	23,205,000
Entegris, Inc.(1)	2,856,000	33,929,280
Intevac, Inc.(1)	565,500	12,022,530
LTX Corporation(1)(2)	3,758,100	20,895,036
Orbotech, Ltd.(1)(2)(3)	2,537,400	56,634,768
Ultratech, Inc.(1)	409,300	5,455,969

		152,142,583
TECHNOLOGY - 16.0%
Communications Technology - 1.4%
Standard Microsystems Corporation(1)	973,400	33,426,556

Computer Services Software & Systems - 8.3%
BearingPoint, Inc.(1)	1,613,400	11,793,954
CACI International Inc(1)	766,600	37,448,410
CIBER, Inc.(1)	1,061,000	8,678,980
Lawson Software, Inc.(1)	5,573,500	55,121,915
Manhattan Associates, Inc.(1)	951,700	26,561,947
Merge Technologies Incorporated(1)	541,200	3,534,036
SI International Inc.(1)(2)	726,000	23,972,520
SonicWALL, Inc.(1)	1,695,300	14,562,627
SRA International, Inc., Class A(1)	711,300	17,967,438

		199,641,827
Computer Technology - 3.4%
Komag, Incorporated(1)(2)	1,790,300	57,092,667
Xyratex Ltd(1)	1,069,500	23,774,985

		80,867,652
Electrical & Electronics - 1.1%
Benchmark Electronics, Inc.(1)	1,183,900	26,779,818

Electronics: Semi-Conductors/Components - 1.8%
Actel Corporation(1)	571,900	7,955,129
DSP Group, Inc.(1)	634,900	12,996,403
Silicon Image, Inc.(1)	2,617,600	22,459,008

		43,410,540
UTILITIES - 4.2%
Utilities: Electrical - 2.3%
ALLETE, Inc.	760,700	35,790,935
El Paso Electric Company(1)	182,100	4,472,376
UIL Holdings Corporation	486,900	16,116,390

		56,379,701
Utilities: Gas Distributors - 1.2%
The Laclede Group, Inc.	488,900	15,586,132
SEMCO Energy, Inc.(1)	1,676,240	13,024,385

		28,610,517
Utilities: Telecommunications - 0.7%
IDT Corporation(4)	538,700	5,413,935
IDT Corporation, Class B(4)	557,500	5,753,400
USA Mobility, Inc.(1)	234,300	6,269,868

		17,437,203

Total common stocks (Cost $1,850,303,396)		2,192,346,228

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.7%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 6/29/07, due 7/2/07, maturity value $208,658,905, collateralized by $181,968,056 market value Federal Home Loan Mortgage Corporation Note, 5.90%, due 6/15/22, and $30,776,900 market value Federal National Mortgage Association Note, 5.65%, due 5/17/22 (Cost $208,572,000)	$208,572,000	$208,572,000

Total investments - 100.2% (Cost $2,058,875,396)		2,400,918,228

Other assets less liabilities - (0.2%)	(4,041,742)

Total net assets - 100.0%(5)	$2,396,876,486

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	The Fund considers the company to be from Israel. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(4)	Non-voting shares.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider; a company’s legal name may be different.

ARTISAN FUNDS, INC.

Notes to Form NQ – June 30, 2007 (Unaudited)

(A)	Organization:

As of June 30, 2007, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of nine open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, the secondary exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments maturing within sixty days of the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ Board of Directors (the “Board of Directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more United States securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and the differences may have been material to the NAV of the applicable Fund or to the information presented.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

(C)	Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) determined were creditworthy pursuant to criteria adopted by the Board of Directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(D)	Foreign currency translation:

Values of investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(E)	Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the nine months ended June 30, 2007 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$6,088,913	$3,669,658
International	7,789,127,370	7,744,969,790
International Small Cap	452,106,186	426,053,033
International Value	1,004,470,119	603,727,275
Mid Cap	2,636,882,654	3,568,178,527
Mid Cap Value	1,265,888,034	1,207,394,450
Opportunistic Value	168,710,444	59,013,722
Small Cap	654,185,707	926,420,846
Small Cap Value	1,116,444,536	1,145,345,772

(F)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of June 30, 2007 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$8,779,069	$2,196,393	$(76,861)	$2,119,532
International	12,399,743,250	4,653,489,713	(129,233,912)	4,524,255,801
International Small Cap	865,090,240	389,429,179	(23,199,382)	366,229,797
International Value	1,720,202,706	314,246,043	(17,721,434)	296,524,609
Mid Cap	4,441,091,683	1,311,018,257	(55,884,090)	1,255,134,167
Mid Cap Value	3,031,007,342	516,732,499	(44,165,595)	472,566,904
Opportunistic Value	210,111,292	18,034,627	(2,143,460)	15,891,167
Small Cap	1,000,400,330	208,506,823	(21,423,797)	187,083,026
Small Cap Value	2,059,526,632	396,660,989	(55,269,393)	341,391,596

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(G)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the nine months ended June 30, 2007. The Funds have identified a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the nine months ended June 30, 2007.

		As of 9/30/06					As of 6/30/07	As of 6/30/07
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
	International
	Credit Saison Co., Ltd.	9,284,400	$1,771,948	$1,315,769	$306,580	$2,062,995	9,277,300	$241,869,100
	TAISEI CORPORATION(2)	54,263,300	—	233,887,164	(51,131,555)	—	—	—
	Total(3)		1,771,948	235,202,933	(50,824,975)	2,062,995		241,869,100
	International Small Cap
	CDNetworks Co., Ltd.(4)(5)	—	17,320,963	—	—	—	533,656	13,025,862
	Spazio Investment NV(4)	—	28,486,887	1,633,321	407,629	264,149	1,718,422	30,467,939
	Total(3)		45,807,850	1,633,321	407,629	264,149		43,493,801
	International Value
	MEITEC CORPORATION(2)(4)	1,282,600	17,361,391	3,786,881	(917,419)	630,690	1,729,700	49,590,587
	Pfeiffer Vacuum Technology AG	714,441	11,128,617	18,922,119	5,148,731	1,959,287	595,456	57,421,761
	SurfControl PLC(5)	1,603,124	4,678,771	3,045,325	24,103	—	1,791,859	24,108,163
	Total(3)		33,168,779	25,754,325	4,255,415	2,589,977		81,529,924
	Mid Cap
	Intermec, Inc.(5)	3,374,500	21,443,077	—	—	—	4,337,000	109,769,470
	Marvel Entertainment, Inc.(2)(5)	1,361,100	73,515	9,148,945	4,329,531	—	874,300	22,277,164
	Total(3)		21,516,592	9,148,945	4,329,531	—		109,769,470
	Mid Cap Value
	Forest Oil Corporation(4)(5)	1,107,300	41,547,553	—	—	—	2,419,700	102,256,522
	Furniture Brands International, Inc.	2,696,700	3,121,828	18,246,933	(5,310,801)	1,148,160	2,102,300	29,852,660
	Mariner Energy, Inc.(2)(4)(5)	1,116,191	26,620,130	5,414,255	858,615	—	2,261,091	54,831,457
	Marvel Entertainment, Inc.(2)(5)	2,440,500	4,126,055	24,568,718	12,428,501	—	1,253,600	31,941,728
	Zale Corporation(5)	2,543,200	3,824,761	19,860,867	(1,311,758)	—	2,055,700	48,946,217
	Total(3)		79,240,327	68,090,773	6,664,557	1,148,160		181,055,399
	Small Cap Value
	America Service Group Inc.(5)	603,600	—	—	—	—	603,600	10,212,912
	Commercial Vehicle Group, Inc(4)(5)	722,900	10,459,612	—	—	—	1,253,500	23,352,705
	Cross Country Healthcare, Inc.(5)	2,097,500	8,240,619	5,278,882	1,207,574	—	2,279,000	38,013,720
	Diamond Management & Technology Consultants, Inc.(2)	2,079,700	4,865,754	16,429,589	8,209,365	620,010	717,700	9,473,640
	Forest Oil Corporation(4)(5)	616,258	10,911,974	—	—	—	964,258	40,749,543
	Furniture Brands International, Inc.	2,012,900	—	15,053,820	(4,979,032)	837,664	1,390,900	19,750,780
	Gevity HR, Inc.(4)	305,600	29,796,413	—	—	239,157	1,689,400	32,656,102
	Komag, Incorporated(4)(5)	—	54,383,777	1,841,811	286,523	—	1,790,300	57,092,667
	LTX Corporation(4)(5)	2,465,500	6,901,274	191,197	47,606	—	3,758,100	20,895,036
	Manhattan Associates, Inc.(2)(5)	1,539,600	—	12,266,709	4,692,445	—	951,700	26,561,947
	MarineMax, Inc.(4)(5)	294,000	22,450,484	—	—	—	1,231,200	24,648,624
	Mariner Energy, Inc.(2)(4)(5)	1,260,997	12,904,853	4,244,139	955,282	—	1,711,997	41,515,927
	Marvel Entertainment, Inc.(2)(5)	576,200	—	2,637,746	2,424,798	—	391,000	9,962,680
	Medical Staffing Network Holdings, Inc.(5)	1,548,900	196,431	—	—	—	1,586,500	8,646,425
	National Dentex Corporation(5)	413,500	—	—	—	—	413,500	7,761,395
	Orbotech, Ltd.(4)(5)	1,277,200	29,408,216	—	—	—	2,537,400	56,634,768
	Sanderson Farms, Inc.(2)	1,197,500	—	15,286,824	7,466,792	390,192	619,800	27,903,396
	SI International Inc.(4)(5)	—	21,504,841	—	—	—	726,000	23,972,520

		As of 9/30/06					As of 6/30/07	As of 6/30/07
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
	Stewart Information Services Corporation	1,501,100	4,300,986	—	—	1,162,425	1,610,100	64,130,283
	Zale Corporation(5)	2,005,500	—	11,480,436	700,742	—	1,586,600	37,776,946
	Total(3)		216,325,234	84,711,153	21,012,095	3,249,448		466,294,426

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was no longer an affiliate as of June 30, 2007.
(3)	Total value as of 6/30/07 is presented for only those issuers that were affiliates as of June 30, 2007.
(4)	Issuer was not an affiliate as of September 30, 2006.
(5)	Non-income producing security.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	August 28, 2007

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer
Date:	August 28, 2007